UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime Asset Allocation Funds

(Classes G, G1 and L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	37.74%
International Equity	16.05%
Large Cap Equity	24.49%
Mid Cap Equity	10.52%
Small Cap Equity	6.25%
Fixed Interest Contract	4.95%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,048.70	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.23

Class G1
Actual	$1,000.00	$1,048.70	$3.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.82	$3.74

Class L
Actual	$1,000.00	$1,047.70	$4.61

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.02	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.54%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	37.92%
International Equity	16.06%
Large Cap Equity	24.37%
Mid Cap Equity	10.45%
Small Cap Equity	6.22%
Fixed Interest Contract	4.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,047.80	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.23

Class G1
Actual	$1,000.00	$1,047.40	$3.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.82	$3.74

Class L
Actual	$1,000.00	$1,047.40	$4.50

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.12	$4.44

*Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the Class G shares, 0.75% for the Class G1 shares and 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.53%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	32.61%
International Equity	18.43%
Large Cap Equity	26.63%
Mid Cap Equity	11.50%
Small Cap Equity	7.25%
Fixed Interest Contract	3.58%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,055.80	$3.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.22	$3.34

Class G1
Actual	$1,000.00	$1,054.90	$3.90

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.72	$3.84

Class L
Actual	$1,000.00	$1,054.50	$4.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.02	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.67% for the Class G shares, 0.77% for the Class G1 shares and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.55%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	23.00%
International Equity	23.10%
Large Cap Equity	30.23%
Mid Cap Equity	13.07%
Small Cap Equity	8.81%
Fixed Interest Contract	1.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,067.10	$3.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.12	$3.44

Class G1
Actual	$1,000.00	$1,066.60	$4.03

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.62	$3.94

Class L
Actual	$1,000.00	$1,065.60	$4.75

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.92	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.94% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.57%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	14.83%
International Equity	27.34%
Large Cap Equity	32.74%
Mid Cap Equity	14.07%
Small Cap Equity	10.32%
Fixed Interest Contract	0.70%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,075.80	$3.53

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.12	$3.44

Class G1
Actual	$1,000.00	$1,075.90	$4.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.62	$3.94

Class L
Actual	$1,000.00	$1,075.10	$4.88

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.82	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.58%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	10.27%
International Equity	30.57%
Large Cap Equity	33.32%

Mid Cap Equity	14.33%
Small Cap Equity	11.31%
Fixed Interest Contract	0.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,078.10	$3.64

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.02	$3.54

Class G1
Actual	$1,000.00	$1,077.80	$4.16

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.52	$4.04

Class L
Actual	$1,000.00	$1,078.60	$4.99

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.72	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.72% for the Class G shares, 0.82% for the Class G1 shares and 0.97% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.60%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	8.90%
International Equity	32.67%
Large Cap Equity	32.64%
Mid Cap Equity	14.00%
Small Cap Equity	11.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,076.90	$3.63

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.02	$3.54

Class G1
Actual	$1,000.00	$1,077.20	$4.15

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.52	$4.04

Class L
Actual	$1,000.00	$1,077.70	$4.88

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.82	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.59%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	8.19%
International Equity	34.32%
Large Cap Equity	31.72%
Mid Cap Equity	13.58%
Small Cap Equity	12.19%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,074.50	$3.63

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.02	$3.54

Class G1
Actual	$1,000.00	$1,074.50	$4.15

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.52	$4.04

Class L
Actual	$1,000.00	$1,075.20	$4.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.72	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.72% for the Class G shares, 0.82% for the Class G1 shares and 0.97% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.60%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	7.95%
International Equity	36.09%
Large Cap Equity	30.38%
Mid Cap Equity	13.10%
Small Cap Equity	12.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,072.10	$3.52

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.12	$3.44

Class G1
Actual	$1,000.00	$1,070.70	$4.04

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.62	$3.94

Class L
Actual	$1,000.00	$1,072.00	$4.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.82	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Funds annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.58%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
1,614,438	Great-West Bond Index Fund Initial Class(a)	$	21,714,197

TOTAL BOND MUTUAL FUNDS — 37.75% (Cost $22,339,761)		$	21,714,197

EQUITY MUTUAL FUNDS
800,296	Great-West International Index Fund Initial Class(a)		7,946,939
979,851	Great-West S&P 500® Index Fund Initial Class(a)		14,090,255
485,094	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		6,053,969
322,320	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,597,097

Shares				Value

Equity Mutual Funds — (continued)
121,216		Northern Emerging Markets Equity Index Fund	$	1,284,889

TOTAL EQUITY MUTUAL FUNDS — 57.32% (Cost $28,540,678)			$	32,973,149

Account Balance

FIXED INTEREST CONTRACT
2,847,330	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,847,330

TOTAL FIXED INTEREST CONTRACT — 4.95% (Cost $2,847,330)			$	2,847,330

TOTAL INVESTMENTS — 100.02% (Cost $53,727,769)			$	57,534,676

OTHER ASSETS & LIABILITIES, NET— (0.02)%			$	(9,749)

TOTAL NET ASSETS — 100.00%			$	57,524,927

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
238,177	Great-West Bond Index Fund Initial Class(a)	$	3,203,480

TOTAL BOND MUTUAL FUNDS — 37.92% (Cost $3,317,447)		$	3,203,480

EQUITY MUTUAL FUNDS
117,412	Great-West International Index Fund Initial Class(a)		1,165,906
143,160	Great-West S&P 500® Index Fund Initial Class(a)		2,058,640
70,780	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		883,341
47,088	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		525,499

Shares				Value

Equity Mutual Funds — (continued)
17,984		Northern Emerging Markets Equity Index Fund	$	190,628

TOTAL EQUITY MUTUAL FUNDS — 57.11% (Cost $4,476,486)			$	4,824,014

Account Balance

FIXED INTEREST CONTRACT
420,932	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		420,932

TOTAL FIXED INTEREST CONTRACT — 4.98% (Cost $420,932)			$	420,932

TOTAL INVESTMENTS — 100.01% (Cost $8,214,865)			$	8,448,426

OTHER ASSETS & LIABILITIES, NET— (0.01)%			$	(1,254)

TOTAL NET ASSETS — 100.00%			$	8,447,172

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
1,087,725	Great-West Bond Index Fund Initial Class(a)	$	14,629,903

TOTAL BOND MUTUAL FUNDS — 32.61% (Cost $15,073,891)		$	14,629,903

EQUITY MUTUAL FUNDS
704,095	Great-West International Index Fund Initial Class(a)		6,991,661
830,990	Great-West S&P 500® Index Fund Initial Class(a)		11,949,639
413,539	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,160,972
291,644	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,254,748

Shares				Value

Equity Mutual Funds — (continued)
120,613		Northern Emerging Markets Equity Index Fund	$	1,278,493

TOTAL EQUITY MUTUAL FUNDS — 63.83% (Cost $24,974,909)			$	28,635,513

Account Balance

FIXED INTEREST CONTRACT
1,604,019	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,604,019

TOTAL FIXED INTEREST CONTRACT — 3.58% (Cost $1,604,019)			$	1,604,019

TOTAL INVESTMENTS — 100.02% (Cost $41,652,819)			$	44,869,435

OTHER ASSETS & LIABILITIES, NET— (0.02)%			$	(7,323)

TOTAL NET ASSETS — 100.00%			$	44,862,112

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
104,769	Great-West Bond Index Fund Initial Class(a)	$	1,409,142

TOTAL BOND MUTUAL FUNDS — 23.00% (Cost $1,458,225)		$	1,409,142

EQUITY MUTUAL FUNDS
117,045	Great-West International Index Fund Initial Class(a)		1,162,260
128,821	Great-West S&P 500® Index Fund Initial Class(a)		1,852,448
64,170	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		800,837
48,372	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		539,832

Shares				Value

Equity Mutual Funds — (continued)
23,853		Northern Emerging Markets Equity Index Fund	$	252,842

TOTAL EQUITY MUTUAL FUNDS — 75.22% (Cost $4,191,904)			$	4,608,219

Account Balance

FIXED INTEREST CONTRACT
109,511	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		109,511

TOTAL FIXED INTEREST CONTRACT — 1.79% (Cost $109,511)			$	109,511

TOTAL INVESTMENTS — 100.01% (Cost $5,759,640)			$	6,126,872

OTHER ASSETS & LIABILITIES, NET— (0.01)%			$	(883)

TOTAL NET ASSETS — 100.00%			$	6,125,989

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
297,240	Great-West Bond Index Fund Initial Class(a)	$	3,997,884

TOTAL BOND MUTUAL FUNDS — 14.83% (Cost $4,123,715)		$	3,997,884

EQUITY MUTUAL FUNDS
593,749	Great-West International Index Fund Initial Class(a)		5,895,928
613,781	Great-West S&P 500® Index Fund Initial Class(a)		8,826,170
303,950	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,793,292
249,307	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,782,264

Shares				Value

Equity Mutual Funds — (continued)
139,216		Northern Emerging Markets Equity Index Fund	$	1,475,696

TOTAL EQUITY MUTUAL FUNDS — 84.49% (Cost $20,178,194)			$	22,773,350

Account Balance

FIXED INTEREST CONTRACT
187,285	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		187,285

TOTAL FIXED INTEREST CONTRACT — 0.70% (Cost $187,285)			$	187,285

TOTAL INVESTMENTS — 100.02% (Cost $24,489,194)			$	26,958,519

OTHER ASSETS & LIABILITIES, NET— (0.02)%			$	(4,418)

TOTAL NET ASSETS — 100.00%			$	26,954,101

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
29,805	Great-West Bond Index Fund Initial Class(a)	$	400,878

TOTAL BOND MUTUAL FUNDS — 10.28% (Cost $415,278)		$	400,878

EQUITY MUTUAL FUNDS
93,282	Great-West International Index Fund Initial Class(a)		926,289
90,427	Great-West S&P 500® Index Fund Initial Class(a)		1,300,336
44,807	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		559,186
39,527	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		441,121

Shares				Value

Equity Mutual Funds — (continued)
25,159		Northern Emerging Markets Equity Index Fund	$	266,691

TOTAL EQUITY MUTUAL FUNDS — 89.54% (Cost $3,258,434)			$	3,493,623

Account Balance

FIXED INTEREST CONTRACT
7,776	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		7,776

TOTAL FIXED INTEREST CONTRACT — 0.20% (Cost $7,776)			$	7,776

TOTAL INVESTMENTS — 100.02% (Cost $3,681,488)			$	3,902,277

OTHER ASSETS & LIABILITIES, NET— (0.02)%			$	(637)

TOTAL NET ASSETS — 100.00%			$	3,901,640

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
96,369	Great-West Bond Index Fund Initial Class(a)	$	1,296,159

TOTAL BOND MUTUAL FUNDS — 8.91% (Cost $1,331,093)		$	1,296,159

EQUITY MUTUAL FUNDS
361,477	Great-West International Index Fund Initial Class(a)		3,589,469
330,544	Great-West S&P 500® Index Fund Initial Class(a)		4,753,214
163,364	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,038,785

Shares			Value

Equity Mutual Funds — (continued)
153,820	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	1,716,635
110,080	Northern Emerging Markets Equity Index Fund		1,166,851

TOTAL EQUITY MUTUAL FUNDS — 91.11% (Cost $11,875,322)		$	13,264,954

TOTAL INVESTMENTS — 100.02% (Cost $13,206,415)		$	14,561,113

OTHER ASSETS & LIABILITIES, NET— (0.02)%		$	(2,202)

TOTAL NET ASSETS — 100.00%		$	14,558,911

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
5,816	Great-West Bond Index Fund Initial Class(a)	$	78,233

TOTAL BOND MUTUAL FUNDS — 8.19% (Cost $80,923)		$	78,233

EQUITY MUTUAL FUNDS
24,200	Great-West International Index Fund Initial Class(a)		240,303
21,081	Great-West S&P 500® Index Fund Initial Class(a)		303,145
10,402	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		129,810

Shares			Value

Equity Mutual Funds — (continued)
10,435	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	116,457
8,268	Northern Emerging Markets Equity Index Fund		87,645

TOTAL EQUITY MUTUAL FUNDS — 91.83% (Cost $840,870)		$	877,360

TOTAL INVESTMENTS — 100.02% (Cost $921,793)		$	955,593

OTHER ASSETS & LIABILITIES, NET— (0.02)%		$	(148)

TOTAL NET ASSETS — 100.00%		$	955,445

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
10,558	Great-West Bond Index Fund Initial Class(a)	$	142,010

TOTAL BOND MUTUAL FUNDS — 7.95% (Cost $147,014)		$	142,010

EQUITY MUTUAL FUNDS
45,912	Great-West International Index Fund Initial Class(a)		455,909
37,754	Great-West S&P 500® Index Fund Initial Class(a)		542,896
18,762	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		234,145

Shares			Value

Equity Mutual Funds — (continued)
19,973	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	222,903
17,836	Northern Emerging Markets Equity Index Fund		189,060

TOTAL EQUITY MUTUAL FUNDS — 92.06% (Cost $1,468,691)		$	1,644,913

TOTAL INVESTMENTS — 100.01% (Cost $1,615,705)		$	1,786,923

OTHER ASSETS & LIABILITIES, NET— (0.01)%		$	(262)

TOTAL NET ASSETS — 100.00%		$	1,786,661

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

ASSETS:
Investments at fair value, affiliated(a)	$56,249,787	$8,257,798	$43,590,942
Investments at fair value, unaffiliated(b)	1,284,889	190,628	1,278,493
Subscriptions receivable	52,677	20,587	52,541

Total Assets	57,587,353	8,469,013	44,921,976

LIABILITIES:
Payable to investment adviser	5,499	765	4,184
Redemptions payable	166	643	27,226
Payable for investments purchased	52,511	19,944	25,315
Payable for distribution fees	4,250	489	3,139

Total Liabilities	62,426	21,841	59,864

NET ASSETS	$57,524,927	$8,447,172	$44,862,112

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$515,744	$76,616	$397,577
Paid-in capital in excess of par	52,875,405	8,068,608	40,780,027
Net unrealized appreciation on investments	3,806,907	233,561	3,216,616
(Overdistributed) net investment income	(1,538)	(192)	(1,158)
Accumulated net realized gain on investments	328,409	68,579	469,050

TOTAL NET ASSETS	$57,524,927	$8,447,172	$44,862,112

TOTAL NET ASSETS BY CLASS
Class G	$6,651,463	$2,198,700	$3,667,491

Class G1	$48,134,060	$5,961,530	$40,766,979

Class L	$2,739,404	$286,942	$427,642

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	597,635	199,263	326,116
Class G1	4,291,706	540,962	3,608,008
Class L	268,100	25,947	41,641

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.13	$11.03	$11.25

Class G1	$11.22	$11.02	$11.30

Class L	$10.22	$11.06	$10.27

(a) Cost of investments, affiliated	$52,369,386	$8,010,316	$40,293,852
(b) Cost of investments, unaffiliated	$1,358,383	$204,549	$1,358,967

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

ASSETS:
Investments at fair value, affiliated(a)	$5,874,030	$25,482,823	$3,635,586
Investments at fair value, unaffiliated(b)	252,842	1,475,696	266,691
Subscriptions receivable	7,882	38,191	7,594

Total Assets	6,134,754	26,996,710	3,909,871

LIABILITIES:
Payable to investment adviser	553	2,533	363
Redemptions payable	576	9,752	–
Payable for investments purchased	7,307	28,440	7,594
Payable for distribution fees	329	1,884	274

Total Liabilities	8,765	42,609	8,231

NET ASSETS	$6,125,989	$26,954,101	$3,901,640

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$54,536	$233,044	$34,631
Paid-in capital in excess of par	5,627,090	23,959,976	3,545,118
Net unrealized appreciation on investments	367,232	2,469,325	220,789
(Overdistributed) net investment income	(188)	(1,031)	(155)
Accumulated net realized gain on investments	77,319	292,787	101,257

TOTAL NET ASSETS	$6,125,989	$26,954,101	$3,901,640

TOTAL NET ASSETS BY CLASS
Class G	$1,809,813	$2,178,622	$224,228

Class G1	$4,205,730	$24,648,408	$3,662,708

Class L	$110,446	$127,071	$14,704

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	161,162	188,970	19,858
Class G1	374,401	2,129,224	325,157
Class L	9,796	12,247	1,297

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.23	$11.53	$11.29

Class G1	$11.23	$11.58	$11.26

Class L	$11.27	$10.38	$11.34

(a) Cost of investments, affiliated	$5,490,005	$22,894,137	$3,396,245
(b) Cost of investments, unaffiliated	$269,635	$1,595,057	$285,243

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

ASSETS:
Investments at fair value, affiliated(a)	$13,394,262	$867,948	$1,597,863
Investments at fair value, unaffiliated(b)	1,166,851	87,645	189,060
Subscriptions receivable	23,269	5,926	4,986

Total Assets	14,584,382	961,519	1,791,909

LIABILITIES:
Payable to investment adviser	1,336	87	163
Redemptions payable	85	25	–
Payable for investments purchased	23,184	5,901	4,987
Payable for distribution fees	866	61	98

Total Liabilities	25,471	6,074	5,248

NET ASSETS	$14,558,911	$955,445	$1,786,661

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$125,591	$8,589	$15,554
Paid-in capital in excess of par	12,984,718	900,649	1,598,566
Net unrealized appreciation on investments	1,354,698	33,800	171,218
(Overdistributed) net investment income	(547)	(38)	(64)
Accumulated net realized gain on investments	94,451	12,445	1,387

TOTAL NET ASSETS	$14,558,911	$955,445	$1,786,661

TOTAL NET ASSETS BY CLASS
Class G	$2,783,503	$91,278	$422,272

Class G1	$11,760,745	$849,570	$1,349,858

Class L	$14,663	$14,597	$14,531

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	240,373	8,185	36,694
Class G1	1,014,125	76,399	117,440
Class L	1,416	1,305	1,407

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.58	$11.15	$11.51

Class G1	$11.60	$11.12	$11.49

Class L	$10.36	$11.18	$10.33

(a) Cost of investments, affiliated	$11,936,338	$827,780	$1,418,393
(b) Cost of investments, unaffiliated	$1,270,077	$94,013	$197,312

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

INVESTMENT INCOME:
Interest, affiliated	$21,441	$2,593	$12,106
Dividends, affiliated	309,529	43,022	235,676

Total Income	330,970	45,615	247,782

EXPENSES:
Management fees	34,702	4,183	27,236
Distribution fees - Class G1	24,635	2,454	20,921
Distribution fees - Class L	3,201	355	313

Total Expenses	62,538	6,992	48,470

Less amount waived by distributor - Class L	–	18	18

Net Expenses	62,538	6,974	48,452

NET INVESTMENT INCOME	268,432	38,641	199,330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	728,350	55,543	639,834
Net realized loss on investments, unaffiliated	(8,065)	(292)	(12,820)

Net realized gain on investments	720,285	55,251	627,014

Net change in unrealized appreciation on investments	1,723,367	166,662	1,660,543

Net Realized and Unrealized Gain on Investments	2,443,652	221,913	2,287,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,712,084	$260,554	$2,486,887

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

INVESTMENT INCOME:
Interest, affiliated	$724	$1,395	$47
Dividends, affiliated	28,401	117,430	15,322

Total Income	29,125	118,825	15,369

EXPENSES:
Management fees	3,246	16,122	1,879
Distribution fees - Class G1	1,881	12,398	1,477
Distribution fees - Class L	135	132	18

Total Expenses	5,262	28,652	3,374

Less amount waived by distributor - Class G1	–	–	7
Less amount waived by distributor - Class L	19	18	18

Net Expenses	5,243	28,634	3,349

NET INVESTMENT INCOME	23,882	90,191	12,020

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	53,430	394,346	67,793
Net realized gain (loss) on investments, unaffiliated	105	(15,643)	1,722

Net realized gain on investments	53,535	378,703	69,515

Net change in unrealized appreciation on investments	242,503	1,467,588	111,112

Net Realized and Unrealized Gain on Investments	296,038	1,846,291	180,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$319,920	$1,936,482	$192,647

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

INVESTMENT INCOME:
Dividends, affiliated	$55,727	$3,391	$6,431

Total Income	55,727	3,391	6,431

EXPENSES:
Management fees	8,259	389	981
Distribution fees - Class G1	5,550	278	618
Distribution fees - Class L	18	18	18

Total Expenses	13,827	685	1,617

Less amount waived by distributor - Class G1	–	7	8
Less amount waived by distributor - Class L	18	18	18

Net Expenses	13,809	660	1,591

NET INVESTMENT INCOME	41,918	2,731	4,840

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	100,517	10,492	7,924
Net realized gain (loss) on investments, unaffiliated	(5,604)	294	(859)

Net realized gain on investments	94,913	10,786	7,065

Net change in unrealized appreciation on investments	856,664	16,209	93,089

Net Realized and Unrealized Gain on Investments	951,577	26,995	100,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$993,495	$29,726	$104,994

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2015 Fund

OPERATIONS:
Net investment income	$268,432	$925,417
Net realized gain on investments	720,285	441,238
Net change in unrealized appreciation on investments	1,723,367	3,745,389

Net Increase in Net Assets Resulting from Operations	2,712,084	5,112,044

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(33,751)	(90,279)
Class G1	(223,914)	(817,141)
Class L	(12,305)	(40,387)

From net investment income	(269,970)	(947,807)

From net realized gains
Class G	–	(52,957)
Class G1	–	(522,074)
Class L	–	(22,880)

From net realized gains	0	(597,911)

Total Distributions	(269,970)	(1,545,718)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,389,392	2,466,085
Class G1	8,967,495	12,849,689
Class L	534,010	2,019,513
Shares issued in reinvestment of distributions
Class G	33,751	143,236
Class G1	223,914	1,339,216
Class L	12,305	63,266
Shares redeemed
Class G	(946,851)	(692,019)
Class G1	(11,245,728)	(13,543,880)
Class L	(266,279)	(190,912)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(297,991)	4,454,194

Total Increase in Net Assets	2,144,123	8,020,520

NET ASSETS:
Beginning of period	55,380,804	47,360,284

End of period (a)	$57,524,927	$55,380,804

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	214,632	234,882
Class G1	795,677	1,207,587
Class L	51,808	207,338
Shares issued in reinvestment of distributions
Class G	3,068	13,621
Class G1	20,209	126,442
Class L	1,218	6,529
Shares redeemed
Class G	(85,305)	(66,637)
Class G1	(993,101)	(1,293,030)
Class L	(25,819)	(19,327)

Net Increase (Decrease)	(17,613)	417,405

(a) Including (overdistributed) net investment income:	$(1,538)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2020 Fund

OPERATIONS:
Net investment income	$38,641	$66,634
Net realized gain on investments	55,251	86,026
Net change in unrealized appreciation on investments	166,662	73,496

Net Increase in Net Assets Resulting from Operations	260,554	226,156

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(10,452)	(42,876)
Class G1	(27,304)	(81,304)
Class L	(1,077)	(6,415)

From net investment income	(38,833)	(130,595)

From net realized gains
Class G	–	(1,651)
Class G1	–	(4,126)
Class L	–	(448)

From net realized gains	0	(6,225)

Total Distributions	(38,833)	(136,820)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	762,862	1,820,638
Class G1	3,216,316	4,444,555
Class L	4	220,964
Shares issued in reinvestment of distributions
Class G	10,452	44,527
Class G1	27,304	85,430
Class L	1,077	6,863
Shares redeemed
Class G	(303,544)	(228,133)
Class G1	(706,929)	(1,889,401)
Class L	(9,063)	(236,995)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,998,479	4,268,448

Total Increase in Net Assets	3,220,200	4,357,784

NET ASSETS:
Beginning of period	5,226,972	869,188

End of period (a)	$8,447,172	$5,226,972

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	68,516	172,265
Class G1	292,329	425,315
Class L	–	20,806
Shares issued in reinvestment of distributions
Class G	959	4,256
Class G1	2,507	8,192
Class L	99	658
Shares redeemed
Class G	(27,741)	(22,050)
Class G1	(64,044)	(181,623)
Class L	(820)	(22,169)

Net Increase	271,805	405,650

(a) Including (overdistributed) net investment income:	$(192)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2025 Fund

OPERATIONS:
Net investment income	$199,330	$745,812
Net realized gain on investments	627,014	446,579
Net change in unrealized appreciation on investments	1,660,543	3,331,696

Net Increase in Net Assets Resulting from Operations	2,486,887	4,524,087

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(18,012)	(48,972)
Class G1	(180,492)	(694,614)
Class L	(2,179)	(2,031)

From net investment income	(200,683)	(745,617)

From net realized gains
Class G	–	(28,052)
Class G1	–	(436,009)
Class L	–	(1,447)

From net realized gains	0	(465,508)

Total Distributions	(200,683)	(1,211,125)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,428,385	745,603
Class G1	5,357,269	9,420,934
Class L	356,523	77,375
Shares issued in reinvestment of distributions
Class G	18,012	77,024
Class G1	180,492	1,130,623
Class L	2,179	3,478
Shares redeemed
Class G	(632,135)	(520,980)
Class G1	(8,296,431)	(6,446,951)
Class L	(135,805)	(26,278)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,721,511)	4,460,828

Total Increase in Net Assets	564,693	7,773,790

NET ASSETS:
Beginning of period	44,297,419	36,523,629

End of period (a)	$44,862,112	$44,297,419

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	126,513	71,180
Class G1	472,736	893,710
Class L	34,216	7,977
Shares issued in reinvestment of distributions
Class G	1,623	7,318
Class G1	16,173	106,878
Class L	215	361
Shares redeemed
Class G	(56,301)	(50,530)
Class G1	(726,722)	(612,685)
Class L	(12,996)	(2,758)

Net Increase (Decrease)	(144,543)	421,451

(a) Including (overdistributed) net investment income and undistributed net investment income	$(1,158)	$195

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2030 Fund

OPERATIONS:
Net investment income	$23,882	$51,011
Net realized gain on investments	53,535	40,011
Net change in unrealized appreciation on investments	242,503	130,575

Net Increase in Net Assets Resulting from Operations	319,920	221,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(7,637)	(19,511)
Class G1	(16,081)	(42,232)
Class L	(352)	(1,401)

From net investment income	(24,070)	(63,144)

From net realized gains
Class G	–	(1,321)
Class G1	–	(6,103)
Class L	–	(103)

From net realized gains	0	(7,527)

Total Distributions	(24,070)	(70,671)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	415,583	1,397,365
Class G1	1,032,490	2,189,624
Class L	–	103,429
Shares issued in reinvestment of distributions
Class G	7,637	20,832
Class G1	16,081	48,335
Class L	352	1,504
Shares redeemed
Class G	(50,491)	(89,047)
Class G1	(243,421)	(74,304)
Class L	–	(15,000)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,178,231	3,582,738

Total Increase in Net Assets	1,474,081	3,733,664

NET ASSETS:
Beginning of period	4,651,908	918,244

End of period (a)	$6,125,989	$4,651,908

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	36,962	132,337
Class G1	92,099	212,338
Class L	–	9,785
Shares issued in reinvestment of distributions
Class G	690	1,997
Class G1	1,451	4,677
Class L	32	144
Shares redeemed
Class G	(4,567)	(9,323)
Class G1	(21,288)	(7,275)
Class L	–	(1,426)

Net Increase	105,379	343,254

(a) Including (overdistributed) net investment income:	$(188)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2035 Fund

OPERATIONS:
Net investment income	$90,191	$400,867
Net realized gain on investments	378,703	173,803
Net change in unrealized appreciation on investments	1,467,588	2,501,869

Net Increase in Net Assets Resulting from Operations	1,936,482	3,076,539

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(8,517)	(24,238)
Class G1	(82,254)	(375,859)
Class L	(451)	(797)

From net investment income	(91,222)	(400,894)

From net realized gains
Class G	–	(11,787)
Class G1	–	(200,653)
Class L	–	(420)

From net realized gains	0	(212,860)

Total Distributions	(91,222)	(613,754)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,070,649	368,115
Class G1	4,017,301	4,759,658
Class L	83,341	31,048
Shares issued in reinvestment of distributions
Class G	8,517	36,025
Class G1	82,254	576,512
Class L	451	1,217
Shares redeemed
Class G	(461,750)	(139,035)
Class G1	(5,267,019)	(3,293,045)
Class L	(6,881)	(2,802)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(473,137)	2,337,693

Total Increase in Net Assets	1,372,123	4,800,478

NET ASSETS:
Beginning of period	25,581,978	20,781,500

End of period (a)	$26,954,101	$25,581,978

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	93,832	35,076
Class G1	344,886	454,735
Class L	8,227	3,438
Shares issued in reinvestment of distributions
Class G	750	3,423
Class G1	7,215	54,527
Class L	44	129
Shares redeemed
Class G	(40,860)	(13,116)
Class G1	(451,979)	(318,475)
Class L	(641)	(315)

Net Increase (Decrease)	(38,526)	219,422

(a) Including (overdistributed) net investment income:	$(1,031)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2040 Fund

OPERATIONS:
Net investment income	$12,020	$33,098
Net realized gain on investments	69,515	40,894
Net change in unrealized appreciation on investments	111,112	109,861

Net Increase in Net Assets Resulting from Operations	192,647	183,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(792)	(1,802)
Class G1	(11,334)	(35,053)
Class L	(49)	(217)

From net investment income	(12,175)	(37,072)

From net realized gains
Class G	–	(300)
Class G1	–	(9,300)
Class L	–	(68)

From net realized gains	0	(9,668)

Total Distributions	(12,175)	(46,740)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	113,552	196,976
Class G1	1,688,606	1,285,161
Shares issued in reinvestment of distributions
Class G	792	2,102
Class G1	11,334	44,353
Class L	49	285
Shares redeemed
Class G	(4,739)	(107,032)
Class G1	(444,425)	(84,236)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,365,169	1,337,609

Total Increase in Net Assets	1,545,641	1,474,722

NET ASSETS:
Beginning of period	2,355,999	881,277

End of period (a)	$3,901,640	$2,355,999

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	9,945	18,830
Class G1	149,946	124,847
Shares issued in reinvestment of distributions
Class G	71	203
Class G1	1,023	4,322
Class L	5	27
Shares redeemed
Class G	(423)	(10,033)
Class G1	(38,995)	(8,151)

Net Increase	121,572	130,045

(a) Including (overdistributed) net investment income:	$(155)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2045 Fund

OPERATIONS:
Net investment income	$41,918	$198,499
Net realized gain on investments	94,913	94,257
Net change in unrealized appreciation on investments	856,664	1,299,256

Net Increase in Net Assets Resulting from Operations	993,495	1,592,012

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(9,304)	(38,492)
Class G1	(33,106)	(159,787)
Class L	(55)	(248)

From net investment income	(42,465)	(198,527)

From net realized gains
Class G	–	(24,846)
Class G1	–	(107,434)
Class L	–	(161)

From net realized gains	0	(132,441)

Total Distributions	(42,465)	(330,968)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	377,612	516,070
Class G1	2,070,427	2,596,073
Shares issued in reinvestment of distributions
Class G	9,304	63,338
Class G1	33,106	267,220
Class L	55	410
Shares redeemed
Class G	(134,802)	(244,790)
Class G1	(1,582,938)	(1,405,929)

Net Increase in Net Assets Resulting from Capital Share Transactions	772,764	1,792,392

Total Increase in Net Assets	1,723,794	3,053,436

NET ASSETS:
Beginning of period	12,835,117	9,781,681

End of period (a)	$14,558,911	$12,835,117

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	32,734	49,841
Class G1	177,804	248,485
Shares issued in reinvestment of distributions
Class G	817	6,001
Class G1	2,904	25,249
Class L	6	43
Shares redeemed
Class G	(11,717)	(23,178)
Class G1	(135,347)	(135,586)

Net Increase	67,201	170,855

(a) Including (overdistributed) net investment income:	$(547)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2050 Fund

OPERATIONS:
Net investment income	$2,731	$4,990
Net realized gain on investments	10,786	3,948
Net change in unrealized appreciation on investments	16,209	20,558

Net Increase in Net Assets Resulting from Operations	29,726	29,496

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(283)	(742)
Class G1	(2,442)	(4,409)
Class L	(44)	(204)

From net investment income	(2,769)	(5,355)

From net realized gains
Class G	–	(268)
Class G1	–	(1,935)
Class L	–	(94)

From net realized gains	0	(2,297)

Total Distributions	(2,769)	(7,652)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	51,596	33,215
Class G1	587,544	243,554
Shares issued in reinvestment of distributions
Class G	283	1,010
Class G1	2,442	6,344
Class L	44	298
Shares redeemed
Class G	(11,716)	(197)
Class G1	(60,565)	(45,282)

Net Increase in Net Assets Resulting from Capital Share Transactions	569,628	238,942

Total Increase in Net Assets	596,585	260,786

NET ASSETS:
Beginning of period	358,860	98,074

End of period (a)	$955,445	$358,860

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	4,676	3,206
Class G1	52,858	24,399
Shares issued in reinvestment of distributions
Class G	26	99
Class G1	223	624
Class L	3	30
Shares redeemed
Class G	(1,075)	(19)
Class G1	(5,372)	(4,446)

Net Increase	51,339	23,893

(a) Including (overdistributed) net investment income:	$(38)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Lifetime 2055 Fund

OPERATIONS:
Net investment income	$4,840	$21,759
Net realized gain on investments	7,065	4,333
Net change in unrealized appreciation on investments	93,089	117,497

Net Increase in Net Assets Resulting from Operations	104,994	143,589

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,307)	(4,434)
Class G1	(3,547)	(17,087)
Class L	(50)	(242)

From net investment income	(4,904)	(21,763)

From net realized gains
Class G	–	(1,359)
Class G1	–	(5,595)
Class L	–	(79)

From net realized gains	0	(7,033)

Total Distributions	(4,904)	(28,796)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	137,944	280,515
Class G1	288,829	713,007
Shares issued in reinvestment of distributions
Class G	1,307	5,793
Class G1	3,547	22,682
Class L	50	321
Shares redeemed
Class G	(13,550)	(68,029)
Class G1	(128,134)	(127,317)

Net Increase in Net Assets Resulting from Capital Share Transactions	289,993	826,972

Total Increase in Net Assets	390,083	941,765

NET ASSETS:
Beginning of period	1,396,578	454,813

End of period (a)	$1,786,661	$1,396,578

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	12,245	26,852
Class G1	25,172	71,126
Shares issued in reinvestment of distributions
Class G	116	550
Class G1	314	2,159
Class L	5	34
Shares redeemed
Class G	(1,147)	(6,533)
Class G1	(11,069)	(12,233)

Net Increase	25,636	81,955

(a) Including (overdistributed) net investment income:	$(64)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.67		$9.90		$10.61	$9.97	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.22	(b)	0.73	0.21	0.11
Net realized and unrealized gain (loss)	0.46		0.88		(0.67)	0.77	(0.03)

Total From Investment Operations	0.52		1.10		0.06	0.98	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.21)		(0.68)	(0.26)	(0.11)
From net realized gains	–		(0.12)		(0.09)	(0.08)	–

Total Distributions	(0.06)		(0.33)		(0.77)	(0.34)	(0.11)

NET ASSET VALUE, END OF PERIOD	$11.13		$10.67		$9.90	$10.61	$9.97

TOTAL RETURN(c) (e)	4.87%	(d)	11.19%		0.60%	10.03%	0.83%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,651		$4,965		$2,805	$910	$13
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	1.12%	(g)	2.08%		2.13%	5.18%	8.63%	(g)
Portfolio turnover rate(h)	16%	(d)	32%		86%	96%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.75		$9.97		$10.66	$9.97		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.20	(b)	0.66	0.20		0.11
Net realized and unrealized gain (loss)	0.47		0.89		(0.60)	0.77		(0.03)

Total From Investment Operations	0.52		1.09		0.06	0.97		0.08

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)		(0.66)	(0.20)		(0.11)
From net realized gains	–		(0.12)		(0.09)	(0.08)		–

Total distributions	(0.05)		(0.31)		(0.75)	(0.28)		(0.11)

NET ASSET VALUE, END OF PERIOD	$11.22		$10.75		$9.97	$10.66		$9.97

TOTAL RETURN(c) (f)	4.87%	(e)	11.03%		0.58%	9.87%	(d)	0.83%	(e) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$48,134		$48,054		$44,131	$27,241		$13
Ratio of expenses to average net assets(g)	0.22%	(h)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	0.91%	(h)	1.85%		1.88%
Before waiver	N/A		N/A		N/A	3.88%		8.55%	(h)
After waiver	N/A		N/A		N/A	3.88%		8.63%	(h)
Portfolio turnover rate(i)	16%	(e)	32%		86%	96%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.80		$9.14		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.23	(b)	0.76
Net realized and unrealized gain (loss)	0.43		0.76		(0.85)

Total From Investment Operations	0.47		0.99		(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.21)		(0.76)
From net realized gains	–		(0.12)		(0.01)

Total Distributions	(0.05)		(0.33)		(0.77)

NET ASSET VALUE, END OF PERIOD	$10.22		$9.80		$9.14

TOTAL RETURN(c) (f)	4.77%	(d)	10.93%	(e)	(0.94%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,739		$2,361		$424
Ratio of expenses to average net assets(g)	0.37%	(h)
Before waiver	N/A		0.37%		0.37%	(h)
After waiver	N/A		0.37%		0.36%	(h)
Ratio of net investment income to average net assets	0.82%	(h)
Before waiver	N/A		2.34%		2.21%	(h)
After waiver	N/A		2.34%		2.22%	(h)
Portfolio turnover rate(i)	16%	(d)	32%		86%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.58		$9.81		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.26	(b)	0.13
Net realized and unrealized gain (loss)	0.45		0.85		(0.19)

Total From Investment Operations	0.51		1.11		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.32)		(0.13)
From net realized gains	–		(0.02)		–

Total Distributions	(0.06)		(0.34)		(0.13)

NET ASSET VALUE, END OF PERIOD	$11.03		$10.58		$9.81

TOTAL RETURN(c) (e)	4.78%	(d)	11.34%		(0.61%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,199		$1,667		$30
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	1.15%	(g)	2.48%		2.46%	(g)
Portfolio turnover rate(h)	13%	(d)	84%		234%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.57		$9.80		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.25	(b)	0.15
Net realized and unrealized gain (loss)	0.44		0.83		(0.20)

Total From Investment Operations	0.50		1.08		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.29)		(0.15)
From net realized gains	–		(0.02)		–

Total distributions	(0.05)		(0.31)		(0.15)

NET ASSET VALUE, END OF PERIOD	$11.02		$10.57		$9.80

TOTAL RETURN(c) (f)	4.74%	(e)	11.05%		(0.47%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,962		$3,278		$571
Ratio of expenses to average net assets(g)	0.22%	(h)	0.22%
Before waiver	N/A		N/A		0.22%	(h)
After waiver	N/A		N/A		0.22%	(h)
Ratio of net investment income to average net assets	1.11%	(h)	2.41%
Before waiver	N/A		N/A		5.08%	(h)
After waiver	N/A		N/A		5.08%	(h)
Portfolio turnover rate(i)	13%	(e)	84%		234%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.60		$9.80		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.18	(b)	0.15
Net realized and unrealized gain (loss)	0.46		0.88		(0.20)

Total From Investment Operations	0.50		1.06		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.24)		(0.15)
From net realized gains	–		(0.02)		–

Total Distributions	(0.04)		(0.26)		(0.15)

NET ASSET VALUE, END OF PERIOD	$11.06		$10.60		$9.80

TOTAL RETURN(c) (d) (f)	4.74%	(e)	10.88%		(0.47%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$287		$283		$268
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%		0.37%	(h)
After waiver	0.36%	(h)	0.36%		0.17%	(h)
Ratio of net investment income to average net assets
Before waiver	0.80%	(h)	1.75%		17.24%	(h)
After waiver	0.81%	(h)	1.76%		17.43%	(h)
Portfolio turnover rate(i)	13%	(e)	84%		234%	(e)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.71		$9.84	$10.66	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)		0.20(b)	0.65	0.24	0.13
Net realized and unrealized gain (loss)	0.54		0.99	(0.75)	0.77	(0.01)

Total From Investment Operations	0.60		1.19	(0.10)	1.01	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.65)	(0.24)	(0.13)
From net realized gains	–		(0.12)	(0.07)	(0.10)	–

Total Distributions	(0.06)		(0.32)	(0.72)	(0.34)	(0.13)

NET ASSET VALUE, END OF PERIOD	$11.25		$10.71	$9.84	$10.66	$9.99

TOTAL RETURN(c) (e)	5.58%	(d)	12.11%	(0.96%)	10.31%	1.15%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,667		$2,723	$2,227	$1,468	$13
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%	0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	1.10%	(g)	1.92%	1.91%	3.20%	9.52%	(g)
Portfolio turnover rate(h)	13%	(d)	22%	78%	90%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.76		$9.88	$10.71	$9.99		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)		0.19(b)	0.64	0.20		0.13
Net realized and unrealized gain (loss)	0.54		1.00	(0.76)	0.82		(0.01)

Total From Investment Operations	0.59		1.19	(0.12)	1.02		0.12

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)	(0.64)	(0.20)		(0.13)
From net realized gains	–		(0.12)	(0.07)	(0.10)		–

Total distributions	(0.05)		(0.31)	(0.71)	(0.30)		(0.13)

NET ASSET VALUE, END OF PERIOD	$11.30		$10.76	$9.88	$10.71		$9.99

TOTAL RETURN(c) (f)	5.49%	(e)	12.03%	(1.08%)	10.33%	(d)	1.15%	(e)(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$40,767		$41,376	$34,165	$16,829		$13
Ratio of expenses to average net assets(g)	0.22%	(h)	0.22%	0.22%
Before waiver	N/A		N/A	N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A	N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	0.86%	(h)	1.79%	1.91%
Before waiver	N/A		N/A	N/A	4.04%		9.43%	(h)
After waiver	N/A		N/A	N/A	4.04%		9.52%	(h)
Portfolio turnover rate(i)	13%	(e)	22%	78%	90%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	2011(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.79		$9.01	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)		0.14(b)	0.72
Net realized and unrealized gain (loss)	0.47		0.92	(0.99)

Total From Investment Operations	0.53		1.06	(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.16)	(0.72)
From net realized gains	–		(0.12)	–

Total Distributions	(0.05)		(0.28)	(0.72)

NET ASSET VALUE, END OF PERIOD	$10.27		$9.79	$9.01

TOTAL RETURN(c) (d) (f)	5.45%	(e)	11.83%	(2.67%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$428		$198	$132
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%	0.37%	(h)
After waiver	0.35%	(h)	0.35%	0.32%	(h)
Ratio of net investment income to average net assets
Before waiver	1.21%	(h)	1.45%	2.47%	(h)
After waiver	1.23%	(h)	1.48%	2.52%	(h)
Portfolio turnover rate(i)	13%	(e)	22%	78%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.57		$9.51	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)		0.19(b)	0.12
Net realized and unrealized gain (loss)	0.66		1.08	(0.49)

Total From Investment Operations	0.71		1.27	(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)	(0.12)
From net realized gains	–		(0.02)	–

Total Distributions	(0.05)		(0.21)	(0.12)

NET ASSET VALUE, END OF PERIOD	$11.23		$10.57	$9.51

TOTAL RETURN(c) (e)	6.71%	(d)	13.50%	(3.76%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,810		$1,354	$29
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	0.99%	(g)	1.86%	2.83%	(g)
Portfolio turnover rate(h)	7%	(d)	12%	10%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.57		$9.49		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.24	(b)	0.13
Net realized and unrealized gain (loss)	0.65		1.02		(0.51)

Total From Investment Operations	0.70		1.26		(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)		(0.13)
From net realized gains	–		(0.02)		–

Total distributions	(0.04)		(0.18)		(0.13)

NET ASSET VALUE, END OF PERIOD	$11.23		$10.57		$9.49

TOTAL RETURN(c) (f)	6.66	%(e)	13.39	%(d)	(3.77	%)(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,206		$3,195		$877
Ratio of expenses to average net assets(g)	0.22	%(h)
Before waiver	N/A		0.22%		0.22	%(h)
After waiver	N/A		0.22%		0.19	%(h)
Ratio of net investment income to average net assets	0.84	%(h)
Before waiver	N/A		2.33%		7.80	%(h)
After waiver	N/A		2.33%		7.82	%(h)
Portfolio turnover rate(i)	7	%(e)	12%		10	%(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.61		$9.54		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.35	(b)	0.09
Net realized and unrealized gain (loss)	0.66		0.93		(0.46)

Total From Investment Operations	0.70		1.28		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.19)		(0.09)
From net realized gains	–		(0.02)		–

Total Distributions	(0.04)		(0.21)		(0.09)

NET ASSET VALUE, END OF PERIOD	$11.27		$10.61		$9.54

TOTAL RETURN(c) (d) (f)	6.56%	(e)	13.49%		(3.75%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$110		$104		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%		0.37%	(h)
After waiver	0.34%	(h)	0.28%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	0.63%	(h)	3.22%		1.56%	(h)
After waiver	0.67%	(h)	3.31%		1.81%	(h)
Portfolio turnover rate(i)	7%	(e)	12%		10%	(e)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.76		$9.64		$10.80	$10.01	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.20	(b)	0.78	0.22	0.14
Net realized and unrealized gain (loss)	0.77		1.20		(1.11)	0.91	0.01

Total From Investment Operations	0.82		1.40		(0.33)	1.13	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)		(0.77)	(0.23)	(0.14)
From net realized gains	–		(0.09)		(0.06)	(0.11)	–

Total Distributions	(0.05)		(0.28)		(0.83)	(0.34)	(0.14)

NET ASSET VALUE, END OF PERIOD	$11.53		$10.76		$9.64	$10.80	$10.01

TOTAL RETURN(c) (e)	7.58%	(d)	14.61%		(3.10%)	11.36%	1.51%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,179		$1,455		$1,059	$843	$13
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	0.88%	(g)	1.90%		1.73%	3.34%	10.78%	(g)
Portfolio turnover rate(h)	14%	(d)	14%		89%	75%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$9.67		$10.83	$10.01		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.18	(b)	0.76	0.19		0.14
Net realized and unrealized gain (loss)	0.78		1.21		(1.10)	0.93		0.01

Total From Investment Operations	0.82		1.39		(0.34)	1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)		(0.76)	(0.19)		(0.14)
From net realized gains	–		(0.09)		(0.06)	(0.11)		–

Total distributions	(0.04)		(0.26)		(0.82)	(0.30)		(0.14)

NET ASSET VALUE, END OF PERIOD	$11.58		$10.80		$9.67	$10.83		$10.01

TOTAL RETURN(c) (f)	7.59%	(e)	14.51%		(3.14%)	11.32%	(d)	1.51%	(e)(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$24,648		$24,082		$19.711	$8,615		$13
Ratio of expenses to average net assets(g)	0.22%	(h)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	0.66%	(h)	1.71%		1.76%
Before waiver	N/A		N/A		N/A	3.99%		10.70%	(h)
After waiver	N/A		N/A		N/A	3.99%		10.78%	(h)
Portfolio turnover rate(i)	14%	(e)	14%		89%	75%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.69		$8.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.22	(b)	0.80
Net realized and unrealized gain (loss)	0.69		1.03		(1.29)

Total From Investment Operations	0.73		1.25		(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.80)
From net realized gains	–		(0.09)		–

Total Distributions	(0.04)		(0.27)		(0.80)

NET ASSET VALUE, END OF PERIOD	$10.38		$9.69		$8.71

TOTAL RETURN(c) (d) (f)	7.51%	(e)	14.44%		(4.84%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$127		$45		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%		0.37%	(h)
After waiver	0.33%	(h)	0.26%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	0.69%	(h)	2.20%		1.50%	(h)
After waiver	0.73%	(h)	2.31%		1.73%	(h)
Portfolio turnover rate(i)	14%	(e)	14%		89%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.51		$9.35		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	0.77		1.01		(0.65)

Total From Investment Operations	0.82		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.21)		(0.11)
From net realized gains	–		(0.05)		–

Total Distributions	(0.04)		(0.26)		(0.11)

NET ASSET VALUE, END OF PERIOD	$11.29		$10.51		$9.35

TOTAL RETURN(c) (e)	7.81%	(d)	15.28%		(5.40%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$224		$108		$12
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	0.98%	(g)	3.97%		1.69%	(g)
Portfolio turnover rate(h)	12%	(d)	15%		9%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.48		$9.31		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.22	(b)	0.15
Net realized and unrealized gain (loss)	0.78		1.18		(0.69)

Total From Investment Operations	0.82		1.40		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.15)
From net realized gains	–		(0.05)		–

Total distributions	(0.04)		(0.23)		(0.15)

NET ASSET VALUE, END OF PERIOD	$11.26		$10.48		$9.31

TOTAL RETURN(c) (d) (f)	7.78%	(e)	15.14%		(5.43%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,663		$2,235		$858
Ratio of expenses to average net assets(g)
Before waiver	0.22%	(h)	0.22%		0.22%	(h)
After waiver	0.22%	(h)	0.22%		0.21%	(h)
Ratio of net investment income to average net assets
Before waiver	0.76%	(h)	2.18%		6.06%	(h)
After waiver	0.76%	(h)	2.18%		6.07%	(h)
Portfolio turnover rate(i)	12%	(e)	15%		9%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.55		$9.35		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.18	(b)	0.11
Net realized and unrealized gain (loss)	0.79		1.24		(0.65)

Total From Investment Operations	0.83		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)		(0.11)
From net realized gains	–		(0.05)		–

Total Distributions	(0.04)		(0.22)		(0.11)

NET ASSET VALUE, END OF PERIOD	$11.34		$10.55		$9.35

TOTAL RETURN(c) (d) (f)	7.86%	(e)	15.31%		(5.40%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$15		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%		0.37%	(h)
After waiver	0.12%	(h)	0.12%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	0.47%	(h)	1.49%		1.44%	(h)
After waiver	0.72%	(h)	1.74%		1.69%	(h)
Portfolio turnover rate(i)	12%	(e)	15%		9%	(e)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.79		$9.60		$10.85	$10.01	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.19	(b)	0.77	0.21	0.15
Net realized and unrealized gain (loss)	0.79		1.30		(1.20)	0.93	0.01

Total From Investment Operations	0.83		1.49		(0.43)	1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.76)	(0.22)	(0.15)
From net realized gains	–		(0.12)		(0.06)	(0.08)	–

Total Distributions	(0.04)		(0.30)		(0.82)	(0.30)	(0.15)

NET ASSET VALUE, END OF PERIOD	$11.58		$10.79		$9.60	$10.85	$10.01

TOTAL RETURN(c) (e)	7.69%	(d)	15.59%		(3.96%)	11.41%	1.60%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,784		$2,357		$1,784	$1,629	$13
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	0.71%	(g)	1.82%		1.63%	3.37%	11.44%	(g)
Portfolio turnover rate(h)	8%	(d)	13%		76%	64%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$9.61		$10.88	$10.01		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.18	(b)	0.76	0.19		0.15
Net realized and unrealized gain (loss)	0.80		1.30		(1.21)	0.95		0.01

Total From Investment Operations	0.83		1.48		(0.45)	1.14		0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.17)		(0.76)	(0.19)		(0.15)
From net realized gains	–		(0.12)		(0.06)	(0.08)		–

Total distributions	(0.03)		(0.29)		(0.82)	(0.27)		(0.15)

NET ASSET VALUE, END OF PERIOD	$11.60		$10.80		$9.61	$10.88		$10.01

TOTAL RETURN(c) (f)	7.72%	(e)	15.46%		(4.11%)	11.43%	(d)	1.60%	(e) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$11,761		$10,464		$7,986	$2,632		$13
Ratio of expenses to average net assets(g)	0.22%	(h)	0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	0.59%	(h)	1.74%		1.84%
Before waiver	N/A		N/A		N/A	4.10%		11.35%	(h)
After waiver	N/A		N/A		N/A	4.10%		11.44%	(h)
Portfolio turnover rate(i)	8%	(e)	13%		76%	64%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.65		$8.62		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.16	(b)	0.80
Net realized and unrealized gain (loss)	0.72		1.17		(1.37)

Total From Investment Operations	0.75		1.33		(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.80)
From net realized gains	–		(0.12)		(0.01)

Total Distributions	(0.04)		(0.30)		(0.81)

NET ASSET VALUE, END OF PERIOD	$10.36		$9.65		$8.62

TOTAL RETURN(c) (d) (f)	7.77%	(e)	15.49%		(5.73%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$15		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%		0.37%	(h)
After waiver	0.12%	(h)	0.12%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	0.43%	(h)	1.50%		1.43%	(h)
After waiver	0.68%	(h)	1.75%		1.68%	(h)
Portfolio turnover rate(i)	8%	(e)	13%		76%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$9.23		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.21	(b)	0.16
Net realized and unrealized gain (loss)	0.73		1.23		(0.77)

Total From Investment Operations	0.77		1.44		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.19)		(0.16)
From net realized gains	–		(0.07)		–

Total Distributions	(0.03)		(0.26)		(0.16)

NET ASSET VALUE, END OF PERIOD	$11.15		$10.41		$9.23

TOTAL RETURN(c) (e)	7.45%	(d)	15.67%		(6.07%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$91		$47		$12
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	0.78%	(g)	2.06%		1.67%	(g)
Portfolio turnover rate(h)	10%	(d)	22%		25%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.38		$9.19		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.23	(b)	0.19
Net realized and unrealized gain (loss)	0.72		1.20		(0.81)

Total From Investment Operations	0.77		1.43		(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.17)		(0.19)
From net realized gains	–		(0.07)		–

Total distributions	(0.03)		(0.24)		(0.19)

NET ASSET VALUE, END OF PERIOD	$11.12		$10.38		$9.19

TOTAL RETURN(c) (d) (f)	7.45%	(e)	15.62%		(6.19%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$850		$298		$75
Ratio of expenses to average net assets(g)
Before waiver	0.22%	(h)	0.22%		0.22%	(h)
After waiver	0.22%	(h)	0.21%		0.18%	(h)
Ratio of net investment income to average net assets
Before waiver	0.86%	(h)	2.31%		4.16%	(h)
After waiver	0.86%	(h)	2.32%		4.21%	(h)
Portfolio turnover rate(i)	10%	(e)	22%		25%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.43		$9.23		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.18	(b)	0.16
Net realized and unrealized gain (loss)	0.74		1.25		(0.77)

Total From Investment Operations	0.78		1.43		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.16)		(0.16)
From net realized gains	–		(0.07)		–

Total Distributions	(0.03)		(0.23)		(0.16)

NET ASSET VALUE, END OF PERIOD	$11.18		$10.43		$9.23

TOTAL RETURN(c) (d) (f)	7.52%	(e)	15.61%		(6.07%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$15		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%	(h)	0.37%		0.37%	(h)
After waiver	0.12%	(h)	0.12%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	0.40%	(h)	1.50%		1.42%	(h)
After waiver	0.65%	(h)	1.75%		1.67%	(h)
Portfolio turnover rate(i)	10%	(e)	22%		25%	(e)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.77		$9.52		$10.83	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.23	(b)	0.80	0.20	0.16
Net realized and unrealized gain (loss)	0.74		1.26		(1.27)	0.91	(0.01)

Total From Investment Operations	0.78		1.49		(0.47)	1.11	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.82)	(0.18)	(0.16)
From net realized gains	–		(0.06)		(0.02)	(0.09)	–

Total Distributions	(0.04)		(0.24)		(0.84)	(0.27)	(0.16)

NET ASSET VALUE, END OF PERIOD	$11.51		$10.77		$9.52	$10.83	$9.99

TOTAL RETURN(c) (e)	7.21%	(d)	15.73%		(4.42%)	11.22%	1.48%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$422		$274		$44	$23	$13
Ratio of expenses to average net assets(f)	0.12%	(g)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	0.69%	(g)	2.25%		2.13%	2.53%	12.02%	(g)
Portfolio turnover rate(h)	6%	(d)	18%		121%	65%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011		2010		2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.76		$9.51		$10.82		$9.99		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.22	(b)	0.80		0.20		0.16
Net realized and unrealized gain (loss)	0.73		1.26		(1.29)		0.92		(0.01)

Total From Investment Operations	0.76		1.48		(0.49)		1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.17)		(0.80)		(0.20)		(0.16)
From net realized gains	–		(0.06)		(0.02)		(0.09)		–

Total distributions	(0.03)		(0.23)		(0.82)		(0.29)		(0.16)

NET ASSET VALUE, END OF PERIOD	$11.49		$10.76		$9.51		$10.82		$9.99

TOTAL RETURN(c) (f)	7.07%	(d) (e)	15.63%		(4.59%)	(d)	11.25%	(d)	1.48%	(e) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,350		$1,109		$399		$214		$13
Ratio of expenses to average net assets(g)			0.22%
Before waiver	0.22%	(h)	N/A		0.22%		0.22%		0.22%	(h)
After waiver	0.22%	(h)	N/A		0.22%		0.20%		0.12%	(h)
Ratio of net investment income to average net assets			2.17%
Before waiver	0.56%	(h)	N/A		1.76%		4.68%		11.93%	(h)
After waiver	0.56%	(h)	N/A		1.76%		4.70%		12.02%	(h)
Portfolio turnover rate(i)	6%	(e)	18%		121%		65%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.67		$8.56		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.16	(b)	0.81
Net realized and unrealized gain (loss)	0.67		1.19		(1.44)

Total From Investment Operations	0.70		1.35		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.81)
From net realized gains	–		(0.06)		–

Total Distributions	(0.04)		(0.24)		(0.81)

NET ASSET VALUE, END OF PERIOD	$10.33		$9.67		$8.56

TOTAL RETURN(c) (f)	7.20%	(d) (e)	15.78%		(6.33%)	(d)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$15		$14		$12
Ratio of expenses to average net assets(g)			0.12%
Before waiver	0.37%	(h)	N/A		0.37%	(h)
After waiver	0.12%	(h)	N/A		0.12%	(h)
Ratio of net investment income to average net assets			1.77%
Before waiver	0.39%	(h)	N/A		1.42%	(h)
After waiver	0.64%	(h)	N/A		1.67%	(h)
Portfolio turnover rate(i)	6%	(e)	18%		121%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds.

The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Funds offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 28, 2013

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 28, 2013, the inputs used to value each Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West SecureFoundation®

Lifetime 2015 Fund

	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$21,714,197	$—	$—	$21,714,197
Equity Mutual Funds	32,973,149	—	—	32,973,149
Fixed Interest Contract	—	—	2,847,330	2,847,330

Total Investments	$54,687,346	$0	$2,847,330	$57,534,676

Great-West SecureFoundation® Lifetime 2020 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$3,203,480	$—	$—	$3,203,480
Equity Mutual Funds	4,824,014	—	—	4,824,014
Fixed Interest Contract	—	—	420,932	420,932

Total Investments	$8,027,494	$0	$420,932	$8,448,426

Great-West SecureFoundation® Lifetime 2025 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$14,629,903	$—	$—	$14,629,903
Equity Mutual Funds	28,635,513	—	—	28,635,513
Fixed Interest Contract	—	—	1,604,019	1,604,019

Total Investments	$43,265,416	$0	$1,604,019	$44,869,435

Semi-Annual Report - June 28, 2013

Great-West SecureFoundation® Lifetime 2030 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$1,409,142	$—	$—	$1,409,142
Equity Mutual Funds	4,608,219	—	—	4,608,219
Fixed Interest Contract	—	—	109,511	109,511

Total Investments	$6,017,361	$0	$109,511	$6,126,872

Great-West SecureFoundation® Lifetime 2035 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$3,997,884	$—	$—	$3,997,884
Equity Mutual Funds	22,773,350	—	—	22,773,350
Fixed Interest Contract	—	—	187,285	187,285

Total Investments	$26,771,234	$0	$187,285	$26,958,519

Great-West SecureFoundation® Lifetime 2040 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$400,878	$—	$—	$400,878
Equity Mutual Funds	3,493,623	—	—	3,493,623
Fixed Interest Contract	—	—	7,776	7,776

Total Investments	$3,894,501	$0	$7,776	$3,902,277

Great-West SecureFoundation® Lifetime 2045 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$1,296,159	$—	$—	$1,296,159
Equity Mutual Funds	13,264,954	—	—	13,264,954

Total Investments	$14,561,113	$0	$0	$14,561,113

Great-West SecureFoundation® Lifetime 2050 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$78,233	$—	$—	$78,233
Equity Mutual Funds	877,360	—	—	877,360

Total Investments	$955,593	$0	$0	$955,593

Semi-Annual Report - June 28, 2013

Great-West SecureFoundation® Lifetime 2055 Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$142,010	$—	$—	$142,010
Equity Mutual Funds	1,644,913	—	—	1,644,913

Total Investments	$1,786,923	$0	$0	$1,786,923

The following is a reconciliation of change in Level 3 assets during the period ended June 28, 2013:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

Beginning Balance, January 1, 2013	$2,743,320	$259,791	$1,582,405
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	21,441	2,593	12,106
Purchases	534,709	200,526	284,128
Sales	(452,140)	(41,978)	(274,620)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, June 28, 2013	$2,847,330	$420,932	$1,604,019

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

Beginning Balance, January 1, 2013	$83,345	$178,538	$4,643
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	724	1,395	47
Purchases	32,405	44,922	3,988
Sales	(6,963)	(37,570)	(902)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, June 28, 2013	$109,511	$187,285	$7,776

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Semi-Annual Report - June 28, 2013

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2012 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on the relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by

Semi-Annual Report - June 28, 2013

GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	1,614,438	$20,954,558	$4,393,349	$2,785,766	$93,941	$179,208	$21,714,197
Great-West International Index Fund Initial Class	800,296	7,660,682	1,310,427	1,298,267	(7,034)	—	7,946,939
Great-West Life & Annuity Contract	2,847,330	2,743,320	534,709	452,140	—	21,441	2,847,330
Great-West S&P 500® Index Fund Initial Class	979,851	13,552,867	1,510,704	2,302,659	411,939	91,828	14,090,255
Great-West S&P Mid Cap 400® Index Fund Initial Class	485,094	5,788,935	793,520	1,195,001	128,998	25,846	6,053,969
Great-West S&P Small Cap 600® Index Fund Initial Class	322,320	3,469,419	501,681	812,148	100,506	12,647	3,597,097

					$728,350	$330,970	$56,249,787

Great-West SecureFoundation® Lifetime 2020 Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	238,177	$1,978,570	$1,601,651	$275,388	$(2,164)	$24,082	$3,203,480
Great-West International Index Fund Initial Class	117,412	723,439	551,267	114,290	12,694	—	1,165,906
Great-West Life & Annuity Contract	420,932	259,791	200,526	41,978	—	2,593	420,932
Great-West S&P 500® Index Fund Initial Class	143,160	1,275,628	818,460	196,020	23,664	13,346	2,058,640
Great-West S&P Mid Cap 400® Index Fund Initial Class	70,780	545,766	370,550	102,690	13,021	3,756	883,341
Great-West S&P Small Cap 600® Index Fund Initial Class	47,088	328,580	217,011	71,344	8,328	1,838	525,499

					$55,543	$45,615	$8,257,798

Semi-Annual Report - June 28, 2013

Great-West SecureFoundation® Lifetime 2025 Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	1,087,725	$14,480,289	$2,981,027	$2,250,990	$79,783	$124,141	$14,629,903
Great-West International Index Fund Initial Class	704,095	6,918,063	871,896	1,034,653	(5,166)	—	6,991,661
Great-West Life & Annuity Contract	1,604,019	1,582,405	284,128	274,620	—	12,106	1,604,019
Great-West S&P 500® Index Fund Initial Class	830,990	11,795,972	847,096	1,837,280	360,563	78,012	11,949,639
Great-West S&P Mid Cap 400® Index Fund Initial Class	413,539	5,066,479	504,677	994,475	114,810	22,078	5,160,972
Great-West S&P Small Cap 600® Index Fund Initial Class	291,644	3,219,596	327,172	697,648	89,844	11,445	3,254,748

					$639,834	$247,782	$43,590,942

Great-West SecureFoundation® Lifetime 2030 Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	104,769	$1,070,602	$460,805	$77,772	$(728)	$11,056	$1,409,142
Great-West International Index Fund Initial Class	117,045	884,800	307,477	46,979	8,534	—	1,162,260
Great-West Life & Annuity Contract	109,511	83,345	32,405	6,963	—	724	109,511
Great-West S&P 500® Index Fund Initial Class	128,821	1,407,299	351,361	72,747	21,366	12,039	1,852,448
Great-West S&P Mid Cap 400® Index Fund Initial Class	64,170	605,503	171,463	47,275	14,718	3,411	800,837
Great-West S&P Small Cap 600® Index Fund Initial Class	48,372	413,177	114,304	45,859	9,540	1,895	539,832

					$53,430	$29,125	$5,874,030

Great-West SecureFoundation® Lifetime 2035 Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	297,240	$3,801,888	$1,046,951	$689,474	$23,867	$33,202	$3,997,884
Great-West International Index Fund Initial Class	593,749	5,602,338	914,506	806,392	(5,986)	—	5,895,928
Great-West Life & Annuity Contract	187,285	178,538	44,922	37,570	—	1,395	187,285
Great-West S&P 500® Index Fund Initial Class	613,781	8,374,196	747,546	1,125,590	240,195	58,006	8,826,170
Great-West S&P Mid Cap 400® Index Fund Initial Class	303,950	3,578,350	395,509	608,557	62,732	16,349	3,793,292
Great-West S&P Small Cap 600® Index Fund Initial Class	249,307	2,652,713	295,690	502,230	73,538	9,873	2,782,264

					$394,346	$118,825	$25,482,823

Semi-Annual Report - June 28, 2013

Great-West SecureFoundation® Lifetime 2040 Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	29,805	$240,780	$217,951	$44,368	$(46)	$2,907	$400,878
Great-West International Index Fund Initial Class	93,282	558,870	443,714	72,208	13,349	—	926,289
Great-West Life & Annuity Contract	7,776	4,643	3,988	902	—	47	7,776
Great-West S&P 500® Index Fund Initial Class	90,427	787,732	512,790	84,786	27,346	8,468	1,300,336
Great-West S&P Mid Cap 400® Index Fund Initial Class	44,807	337,342	226,564	40,120	15,081	2,394	559,186
Great-West S&P Small Cap 600® Index Fund Initial Class	39,527	270,448	174,504	41,295	12,063	1,553	441,121

					$67,793	$15,369	$3,635,586

Great-West SecureFoundation® Lifetime 2045 Fund

Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	96,369	$1,134,129	$328,470	$118,891	$4,335	$10,350	$1,296,159
Great-West International Index Fund Initial Class	361,477	3,162,803	528,266	198,946	(1,863)	—	3,589,469
Great-West S&P 500® Index Fund Initial Class	330,544	4,200,996	323,707	255,864	53,939	30,695	4,753,214
Great-West S&P Mid Cap 400® Index Fund Initial Class	163,364	1,799,315	177,656	169,209	16,978	8,678	2,038,785
Great-West S&P Small Cap 600® Index Fund Initial Class	153,820	1,523,009	147,674	165,835	27,128	6,004	1,716,635

					$100,517	$55,727	$13,394,262

Great-West SecureFoundation® Lifetime 2050 Fund

Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	5,816	$29,105	$58,861	$7,179	$(55)	$505	$78,233
Great-West International Index Fund Initial Class	24,200	90,170	167,144	13,833	2,438	—	240,303
Great-West S&P 500® Index Fund Initial Class	21,081	114,287	187,841	14,086	4,310	1,936	303,145
Great-West S&P Mid Cap 400® Index Fund Initial Class	10,402	48,884	80,307	5,936	2,058	547	129,810
Great-West S&P Small Cap 600® Index Fund Initial Class	10,435	44,207	70,527	7,144	1,741	403	116,457

					$10,492	$3,391	$867,948

Semi-Annual Report - June 28, 2013

Great-West SecureFoundation® Lifetime 2055 Fund

Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013

Great-West Bond Index Fund Initial Class	10,558	$111,391	$45,435	$10,125	$3	$1,133	$142,010
Great-West International Index Fund Initial Class	45,912	357,069	108,257	20,213	64	—	455,909
Great-West S&P 500® Index Fund Initial Class	37,754	425,459	87,336	24,000	3,930	3,518	542,896
Great-West S&P Mid Cap 400® Index Fund Initial Class	18,762	182,764	40,446	14,063	1,521	998	234,145
Great-West S&P Small Cap 600® Index Fund Initial Class	19,973	175,145	38,068	17,161	2,406	782	222,903

					$7,924	$6,431	$1,597,863

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$9,315,298	$9,636,326
Great-West SecureFoundation® Lifetime 2020 Fund	3,870,508	874,319
Great-West SecureFoundation® Lifetime 2025 Fund	6,116,925	7,852,525
Great-West SecureFoundation® Lifetime 2030 Fund	1,536,620	359,068
Great-West SecureFoundation® Lifetime 2035 Fund	3,843,497	4,319,243
Great-West SecureFoundation® Lifetime 2040 Fund	1,743,373	378,169
Great-West SecureFoundation® Lifetime 2045 Fund	1,837,557	1,065,283
Great-West SecureFoundation® Lifetime 2050 Fund	634,172	64,490
Great-West SecureFoundation® Lifetime 2055 Fund	395,506	105,543

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West SecureFoundation® Lifetime 2015 Fund	$54,441,700	$4,054,347	$(961,371)	$3,092,976
Great-West SecureFoundation® Lifetime 2020 Fund	8,240,463	355,760	(147,797)	207,963
Great-West SecureFoundation® Lifetime 2025 Fund	42,125,114	3,487,155	(742,834)	2,744,321
Great-West SecureFoundation® Lifetime 2030 Fund	5,763,138	439,586	(75,852)	363,734
Great-West SecureFoundation® Lifetime 2035 Fund	24,780,038	2,600,273	(421,792)	2,178,481
Great-West SecureFoundation® Lifetime 2040 Fund	3,683,475	267,014	(48,212)	218,802
Great-West SecureFoundation® Lifetime 2045 Fund	13,310,279	1,484,510	(233,676)	1,250,834
Great-West SecureFoundation® Lifetime 2050 Fund	923,643	46,910	(14,960)	31,950
Great-West SecureFoundation® Lifetime 2055 Fund	1,632,450	179,265	(24,792)	154,473

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 12, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Lifetime 2015 Fund, Great-West SecureFoundation Lifetime 2020 Fund, Great-West SecureFoundation Lifetime 2025 Fund, Great-West SecureFoundation Lifetime 2030 Fund, Great-West SecureFoundation Lifetime 2035 Fund, Great-West SecureFoundation Lifetime 2040 Fund, Great-West SecureFoundation Lifetime 2045 Fund, Great-West SecureFoundation Lifetime 2050 Fund and Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss Fund management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class G Shares of each Fund as compared against its benchmark index and the performance of similar funds. This information included, to the extent applicable, returns for the one- and three-year periods ended December 31, 2012 and quarterly returns for the three-year period ended December 31, 2012. The Board also considered the composition of each Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from each Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of each Fund with the funds included in its peer group. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.

With respect to the Great-West SecureFoundation Lifetime 2015 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2012, the Board noted that the Fund was in the second and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one- and three-year periods ended December 31, 2012.

With respect to the Great-West SecureFoundation Lifetime 2020 Fund, the Board noted that the Fund was in the third quartile for the one-year period ended December 31, 2012 and that the Fund underperformed its benchmark index for the same period.

With respect to the Great-West SecureFoundation Lifetime 2025 Fund, for the one- and three-year periods ended December 31, 2012, the Board noted that the Fund was in the third and fourth quartiles, respectively, of its peer group. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2030 Fund, the Board noted that the Fund was in the third quartile for the one-year period ended December 31, 2012 and that the Fund underperformed its benchmark index for the same period.

With respect to the Great-West SecureFoundation Lifetime 2035 Fund, for the one- and three-year periods ended December 31, 2012, the Board noted that the Fund was in the third and fourth quartiles, respectively, of its peer group. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2040 Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2012, the Fund was in the second quartile for the one-year period ended December 31, 2012.

With respect to the Great-West SecureFoundation Lifetime 2045 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2012 and was in the fourth quartile of its peer group for the three-year period ended December 31, 2012, the Board noted that the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2012.

With respect to the Great-West SecureFoundation Lifetime 2050 Fund, the Board noted that the Fund was in the third quartile for the one-year period ended December 31, 2012 and that the Fund underperformed its benchmark index for the same period.

With respect to the Great-West SecureFoundation Lifetime 2055 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2012 and was in the third quartile of its peer group for the three-year period ended December 31, 2013, the Board noted that the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2012.

The Board considered the relatively new inception of certain of the Funds, along with GWCM’s representations that peer underperformance was attributable to the lack of certain asset classes in the Funds and that benchmark underperformance was attributable to the use of a GDP-weighted index for the foreign equity portion of the composite index rather than a market capitalization-weighted version, and determined that it was satisfied with the investment performance of the Funds.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class G Shares, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s

management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Great-West SecureFoundation Lifetime 2015 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group of funds and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the median of its peer universe of funds.

The Board noted that the Great-West SecureFoundation Lifetime 2020 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the same as the median total annual operating expense ratio of its peer group of funds and in the third quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2025 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the same as the median total annual operating expense ratio of its peer group of funds, in the third quartile of its peer group and lower than the median of its peer universe.

The Board noted that the Great-West SecureFoundation Lifetime 2030 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the same as the median total annual operating expense ratio of its peer group of funds and in the third quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2035 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the same as the median total annual operating expense ratio of its peer group of funds and in the third quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2040 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was higher than the average and the same as the median total annual operating expense ratio of its peer group of funds and in the third quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2045 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and the same as the median total annual operating expense ratio of its peer group of funds and in the third quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2050 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board also considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. Further, the Board noted that the Fund’s total annual operating expense ratio was greater than the average and the same as the median total annual operating expense ratio of its peer group of funds and in the third quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2055 Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds. The Board considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group of funds, but considered GWCM’s representation that not all of the peer group indexed target funds offer a 2055 fund.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Funds.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT	COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013